PENSION AND POSTRETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2013
Pension And Postretirement Benefits Tables
PENSION AND POSTRETIREMENT BENEFITS

15.    PENSION AND POSTRETIREMENT BENEFITS

New Media maintains a legacy pension plan and legacy postretirement medical and life insurance plans which cover qualifying employees of its New Media subsidiaries. The pension plan and postretirement medical and life insurance plans are closed to new participants and the pension plan was amended to freeze all future benefit accruals as of December 31, 2008, except for a select group of union employees whose benefits were frozen during 2009. Also, during 2008 the medical and life insurance benefits for a select group of active employees were frozen and the plan was amended to limit future benefits.

New Media uses the accrued benefit actuarial method and best estimate assumptions to determine pension costs, liabilities and other pension information for defined benefit plans. The pension and postretirement benefit obligations are included in discontinued operations on the consolidated balance sheets.

The following provides information on the pension plan and postretirement medical and life insurance plan as of December 31, 2013 and for the period from November 26, 2013 to December 31, 2013:

	Pension	Postretirement
	Period Ended December 31, 2013	Period Ended December 31, 2013
Change in projected benefit obligation:
Benefit obligation at beginning of period	$24,651	$6,015
Service cost	48	6
Interest cost	187	41
Actuarial loss	(408)	176
Benefits and expenses paid	(163)	(29)
Participant contributions	—	2
Employer implicit subsidy fulfilled	—	(5)
Projected benefit obligation at end of period	$24,315	$6,206
Change in plan assets
Fair value of plan assets at beginning of period	$19,981	$—
Actual return on plan assets	472	—
Employer contributions	—	27
Employer implicit subsidy contribution	—	5
Participant contributions	—	2
Employer implicit subsidy fulfilled	—	(5)
Benefits paid	(123)	(29)
Expenses paid	(40)	—
Fair value of plan assets at end of period	$20,290	$—
Reconciliation of funded status
Benefit obligation at end of period	$(24,315)	$(6,206)
Fair value of assets at end of period	20,290	—
Funded status	(4,025)	(6,206)
Unrecognized actuarial (gain) loss	(634)	176
Net accrued benefit cost	$(4,659)	$(6,030)

	Pension	Postretirement
	Period Ended December 31, 2013	Period Ended December 31, 2013
Balance sheet presentation
Accounts payable, accrued expenses and other liabilities(A)	4,025	6,206
Accumulated other comprehensive income	634	(176)
Net accrued benefit cost	$4,659	$6,030
Components of net periodic benefit cost
Service cost	$48	$6
Interest cost	187	41
Expected return on plan assets	(246)	—
Net periodic benefit cost	$(11)	$47
Other changes in plan assets and benefit obligations recognized in other comprehensive income
Net actuarial cost	$(634)	$176
Total recognized in other comprehensive income	$(634)	$176
Comparison of obligations to plan assets
Projected and accumulated benefit obligation	$24,315	$6,206
Fair value of plan assets	$20,290	$—

(A)	Reconciliation of total funded status to pension and other postretirement benefit obligations balance (Note 2):

Pension	$4,025
Postretirement	6,206
Other	240
$10,471

The following assumptions were used to calculate the net periodic benefit cost for New Media’s defined benefit pension and post retirement plans:

	Pension	Postretirement
	Period Ended December 31, 2013	Period Ended December 31, 2013
Weighted average discount rate	5.0%	4.5%
Rate of increase in future compensation levels	0.0%	0.0%
Expected return on assets	8.0%	0.0%
Current year trend	0.0%	7.8%
Ultimate year trend	0.0%	4.8%
Year of ultimate trend	—	2025

To determine the expected long-term rate of return on pension plan assets, New Media considers the current and expected asset allocations, as well as historical and expected returns on various categories of plan assets, input from the actuaries and investment consultants, and long-term inflation assumptions. The expected allocation of pension plan assets is based on a diversified portfolio consisting of domestic and international equity securities and fixed income securities. This expected return is then applied to the fair value of plan assets. New Media amortizes experience gains and losses, including the effects of changes in actuarial assumptions and plan provisions over a period equal to the average future service of plan participants.

Amortization of prior service costs was calculated using the straight-line method over the average remaining service periods of the employees expected to receive benefits under the plan. The effect of a 1% increase and decrease in health care rates are presented as follows:

Postretirement
Period Ended December 31, 2013
Effect of 1% increase in health care cost trend rates
Accumulated pension benefit obligation (“APBO”)	$6,611
Dollar change	$405
Percent change	6.5%
Effect of 1% decrease in health care cost trend rates
APBO	$5,863
Dollar change	$(343)
Percent change	(5.5%)

The fair value of plan assets is measured on a recurring basis using quoted market prices in active markets for identical assets, a Level 1 input. The pension plan’s assets by asset category are as follows:

	Period Ended December 31, 2013
	Amount	Percent
Equity mutual funds	$14,738	72.6%
Fixed income mutual funds	4,021	19.8%
Cash and cash equivalents	803	4.0%
Other	728	3.6%
Total	$20,290	100.0%

Plan fiduciaries of the George W. Prescott Publishing Company LLC Pension Plan set investment policies and strategies for the pension trust. Objectives include preserving the funded status of the plan and balancing risk against return. The general target allocation is 70% in equity funds and 30% in fixed income funds for the plan’s investments. To accomplish this goal, each plan’s assets are actively managed by outside investment managers with the objective of optimizing long-term return while maintaining a high standard of portfolio quality and proper diversification. New Media monitors the maturities of fixed income securities so that there is sufficient liquidity to meet current benefit payment obligations.

The following benefit payments, which reflect expected future services, as appropriate, are expected to be paid as follows:

	Pension	Postretirement
2014	$1,461	$412
2015	1,508	410
2016	1,536	410
2017	1,545	379
2018	1,565	390
2019-2023	8,126	1,584
Employer contribution expected to be paid during the year ending December 31, 2014	$1,501	$412

The postretirement plans are not funded.

The aggregate amount of net actuarial gain and prior service cost related to New Media’s pension and post retirement plans recognized in other comprehensive income as of December 31, 2013 was $0.5 million.